Equipment and Leasehold Improvements, Net	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 — Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2017	2016
Computer equipment	$978,040	$1,016,973
Leasehold improvements	213,166	206,195
Furniture, fixtures and other	56,324	52,372

	1,247,530	1,275,540
Less accumulated depreciation	(891,845)	(943,812)

	$355,685	$331,728

Total depreciation expense on equipment and leasehold improvements for fiscal years 2017, 2016 and 2015, was $105,027, $113,717 and $108,169, respectively.

As of September 30, 2017 and 2016, the unamortized software assets developed for internal use were $127,080 and $104,346, respectively, and are presented under Computer equipment in the table above.